Capitalized Exploratory Well Costs - Changes In Capitalized Well Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in Capitalized Well Costs
Beginning balance	$ 36	$ 36	$ 41
Additions pending the determination of proved reserves	7	74	14
Divestitures and other	(3)	0	0
Reclassifications to proved properties	(17)	(40)	(19)
Charges to exploration expense	(16)	(34)	0
Ending balance	$ 7	$ 36	$ 36